Income tax - Tax rates (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended				21 Months Ended	33 Months Ended	36 Months Ended
	Dec. 31, 2016	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2013	Mar. 31, 2016 CNY (¥)
Income tax
Tax expense		$ 7,754	¥ 50,000	¥ 47,327	¥ 58,398
Provision for withholding tax		2,218		9,100						¥ 14,300
Provision for income taxes on undistributed earnings			0
Unremitted earnings that may be subject to the withholding tax		181,933								1,173,101
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries		$ 18,193								¥ 117,310
Interest and penalties related to unrecognized tax benefits			0	0	0
Cayman Islands
Income tax
Withholding tax amount on dividends			0
Hong Kong
Income tax
Tax expense			¥ 0	¥ 0	0
The PRC
Income tax
Withholding tax rate		10.00%	10.00%
Statute of limitation, underpayment due to computational errors		3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100		5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation		$ 16	¥ 100
Statute of limitation, transfer pricing issues		10 years	10 years
PRC subsidiary
Income tax
Statutory income tax rate		25.00%	25.00%
Withholding tax amount on dividends					¥ 6,000
Beijing Jiachenhong
Income tax
HNTE preferential tax rate									15.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate	15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate		15.00%	15.00%					15.00%
Guangzhou Nuoya | Forecast
Income tax
HNTE preferential tax rate							15.00%
Zhejiang Lukou | Forecast
Income tax
HNTE preferential tax rate						15.00%